UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5190

Name of Fund: MuniInsured Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, MuniInsured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/03

Date of reporting period: 10/01/02 - 3/31/03

Item 1 - Attach shareholder report

[LOGO] Merrill Lynch Investment Managers

Semi-Annual Report
March 31, 2003

MuniInsured
Fund, Inc.

www.mlim.ml.com

MuniInsured Fund, Inc.

DEAR SHAREHOLDER

For the six months ended March 31, 2003, the Common Stock of MuniInsured Fund, Inc. had a net annualized yield of 4.67%, based on a period-end per share net asset value of $9.87 and $.230 per share income dividends. Over the same period, the total investment return on the Fund's Common Stock was +.52%, based on a change in per share net asset value from $10.06 to $9.87, and assuming reinvestment of $.229 per share ordinary income dividends.

For a description of the Fund's total investment return based on a change in the per share market value (as measured by the trading price of the Fund's shares on the American Stock Exchange), and assuming reinvestment of dividends, please refer to the Financial Highlights section of the Financial Statements included in this report. As a closed-end fund, the Fund's shares may trade in the secondary market at a premium or discount to the Fund's net asset value. As a result, total investment returns based on changes in the Fund's market value can vary significantly from total investment return based on changes in the Fund's net asset value.

The Municipal Market Environment

During the six-month period ended March 31, 2003, amid considerable monthly volatility, long-term fixed income interest rates rose slightly. Bolstered by an unexpected decline in the national unemployment rate to 5.6% in early October, U.S. equity markets staged a strong rally throughout much of the month. The Standard & Poor's 500 (S&P 500) Index rose over 8% for October triggered by stronger-than-expected earnings reports from a large number of companies, such as General Electric Company, International Business Machines Corporation and Microsoft Corporation. As they have throughout most of the period, bond prices traded in an inverse relationship to equity prices. Consequently, as stocks rallied, bond yields rose sharply in October, despite generally weak economic releases. During October, the U.S. housing sector remained quite robust, but retail sales and industrial production slowed. Fixed income bond yields remained under pressure in November as U.S. equity markets continued to strengthen. During November, the S&P 500 Index rose an additional 5.5%. Equity prices were supported by further signs of U.S. economic recovery, especially improving labor market activity. In late November, third quarter 2002 gross domestic product growth was 4%, well above the second quarter 2002 rate of 1.3%. Financial conditions were also strengthened by a larger-than-expected reduction in short-term interest rates by the Federal Reserve Board in early November. The Federal Funds target rate was lowered 50 basis points (.50%) to 1.25%, its lowest level since the 1960s. This action by the Federal Reserve Board was largely viewed as being taken to bolster the sputtering U.S. economic recovery. Rebounding U.S. equity markets and the prospects for a more substantial U.S. economic recovery pushed long-term U.S. Treasury yield levels to 5.10% by late November.

However, into early 2003, softer equity prices and renewed investor concerns about U.S. military action against Iraq and nuclear tensions in North Korea again pushed bond prices higher. Reacting to disappointing holiday sales and corporate managements' attempts to scale back analysts' expectation of future earnings, the S&P 500 Index declined more than 10% from December 2002 to February 2003. Fearing an eventual U.S./Iraq military confrontation in 2003, investors again sought the safety of U.S. Treasury obligations and the prices of fixed income issues rose. By the end of February 2003, U.S. Treasury bond yields declined approximately 40 basis points to 4.67%.

Bond yields continued to fall into early March. However, once direct U.S. military action against Iraq began, bond yields quickly rose. Prior uncertainty surrounding the Iraqi situation was obviously removed and early U.S. military successes fostered the hope that the conflict would be quickly and positively concluded. Concurrently, the S&P 400 Index rose over 6% as investors, in part, sold fixed income

MuniInsured Fund, Inc.                                            March 31, 2003

issues to purchase equities in anticipation of a strong U.S. economic recovery once the Iraqi conflict was resolved. By mid-March, U.S. Treasury bond yields rose above 5%. However, as there was growing sentiment that hostilities may not be resolved in a matter of weeks, U.S. Treasury bond yields again declined to end the period at 4.81%. Over the past six months, U.S. Treasury bond yields have risen approximately 15 basis points.

For the six months ended March 31, 2003, long-term tax-exempt bond yields also rose modestly. Yield volatility was reduced relative to that seen in U.S. Treasury issues as municipal bond prices were much less sensitive to worldwide geopolitical pressures on a daily and weekly basis. Tax-exempt bond yields generally followed their taxable counterparts higher, responding to a more positive, or at least less negative, U.S. equity environment and the expectation of stronger economic growth later this year. After rising approximately 25 basis points this past October and November 2002 to 5.30%, municipal bond yields generally declined through February 2003. At February 28, 2003, long-term tax-exempt revenue bond yields, as measured by the Bond Buyer Revenue Bond Index, fell to approximately 5.05%. However, similar to U.S. Treasury bond yields, once military action began in Iraq, municipal bond yields rose sharply to nearly 5.20%. Over the past six months, long-term tax-exempt bond yields rose approximately 12 basis points, slightly less than U.S. Treasury obligations.

A number of factors have combined to generate consistently strong demand for municipal bonds throughout the six-month period ended March 31, 2003. Declining U.S. equity markets have supported continued positive demand for tax-exempt products as investors sought the relative security of fixed income issues. Also, with tax-exempt money market rates near 1%, the demand for longer maturity municipal issues has increased as investors have opted to buy longer maturity issues rather than remain in cash reserves. Additionally, investors renewed approximately $30 billion in January 2003 from bond maturities, coupon income and proceeds from early redemptions. However, these positive demand factors were not totally able to offset the increase in tax-exempt new-issue supply. Recent yield advancements have served to make municipal bonds a particularly attractive purchase relative to their taxable counterparts. Throughout most of the yield curve, municipal bonds have been able to be purchased at yields near or exceeding those of comparable U.S. Treasury issues. Compared to their recent historical averages of 82% - 88% of U.S. Treasury yields, municipal bond yields ratios in their current 95% - 105% range are likely to prove attractive to long-term investors.

Declining U.S. equity markets and escalating geopolitical pressures have resulted in reduced economic activity and consumer confidence. It is important to note that, despite all the negative factors impeding the growth of U.S. businesses, the U.S. economy still grew at an approximate 2.5% rate for all of 2002, twice that of 2001. Similar expansion is expected for early 2003. However, until both Iraqi and North Korean conflicts are resolved, any meaningful increase in interest rates is unlikely.

Some analysts expect that, upon successful resolution of these conflicts, U.S. business conditions will quickly improve. Bond yields, especially U.S. Treasury securities, which have enjoyed a significant safe-haven benefit, are also expected to quickly rise. Certainly, the brief spike in bond yields upon initial military action against Iraq earlier this month demonstrated how rapidly interest rates may respond to reduced uncertainty and a more positive financial environment. However, it is questionable to expect that even a quick, positive closure to these hostilities would restore business and investor confidence to the extent that U.S. economic growth would dramatically explode and engender associated, large-scale interest rate increases. The resumption of solid economic growth is likely to be a gradual process accompanied by equally graduated increases in bond yields. Moderate economic growth, within a content of negligible inflationary pressures, should not greatly endanger the positive fixed income environment tax-exempt products currently enjoy.

Portfolio Strategy

During the six months ended March 31, 2003, we continued to focus on enhancing the Fund's dividend yield and reducing its asset price volatility. The period was characterized by considerable price volatility that created attractive investment opportunities, which served to enhance the Fund's recent performance. Our overall investment strategy has been to purchase premium-couponed issues maturing in 20 years - 24 years whenever they have been attractively priced. However, during recent periods of market volatility, bonds maturing in 25 years
- 30 years became a par-

MuniInsured Fund, Inc.                                            March 31, 2003

ticularly attractive investment structure and consequently were added to the Fund's holdings. These acquisitions resulted in a modest extension of the Fund's average maturity. The continued steepness of the tax-exempt yield curve has made it advantageous to extend maturities and capture the incremental yield longer maturities offer. We generally maintained minimal cash reserves in order to preserve the Fund's competitive dividend yield. We also remained in a slightly above-neutral market position with respect to This was in response to the positive fixed income environment fostered by both ongoing equity market weakness and increasing geopolitical tensions.

Going forward, with interest rates near recent historic low levels, we will closely monitor economic and political conditions. Should these conditions begin to support stronger, more dynamic U.S. economic growth, a more defensive portfolio structure and strategy will be adopted. We believe that municipal bond yields are at the bottom of their recent trading range and may move higher later in 2003. However, until U.S. economic activity substantially improves, the present inverse performance of U.S. equity and fixed income markets is likely to continue. We believe that the Fund's current strategy of seeking to enhance portfolio yield and preserving asset valuations remains prudent until economic conditions further strengthen.

In Conclusion

We appreciate your continuing interest in MuniInsured Fund, Inc., and we look forward to assisting you with your financial needs in the months and years to come.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Kenneth A. Jacob

Kenneth A. Jacob
Senior Vice President


/s/ John M. Loffredo

John M. Loffredo
Senior Vice President


/s/ William R. Bock

William R. Bock
Vice President and Portfolio Manager

May 7, 2003

PROXY RESULTS

During the six-month period ended March 31, 2003, MuniInsured Fund, Inc.'s shareholders voted on the following proposal. The proposal was approved at a shareholders' meeting on January 28, 2003. A description of the proposal and number of shares voted are as follows:

--------------------------------------------------------------------------------------------
                                                              Shares Voted   Shares Withheld
                                                                   For         From Voting
--------------------------------------------------------------------------------------------
1. To elect the Fund's Directors:       Roberta Cooper Ramo     6,414,645        160,246
                                        Stephen B. Swensrud     6,418,425        156,466
--------------------------------------------------------------------------------------------

MuniInsured Fund, Inc.                                            March 31, 2003

SCHEDULE OF INVESTMENTS                                           (in Thousands)

                      S&P    Moody's     Face
State               Ratings  Ratings    Amount                               Issue                                       Value
-------------------------------------------------------------------------------------------------------------------------------
Alaska--2.4%          AAA      Aaa      $1,150   Alaska Energy Authority, Power Revenue Refunding Bonds
                                                 (Bradley Lake), 4th Series, 6% due 7/01/2020 (h)                       $ 1,358
                      NR*      Aaa         495   Alaska State Housing Finance Corporation, Revenue Refunding
                                                 Bonds, RITR, Series 2, 10.15% due 12/01/2024 (b)(e)(f)(g)                  526
-------------------------------------------------------------------------------------------------------------------------------
California--15.0%     AAA      Aaa       1,500   California HFA, Revenue Bonds, Series F,
                                                 6% due 8/01/2017 (b)(f)(j)                                               1,576
                      BBB+     A3        2,000   California State, Department of Water Resources, Power Supply
                                                 Revenue Bonds, Series A, 5.375% due 5/01/2022                            2,080
                                                 California State, GO, Refunding:
                      A        A2        1,000     5.25% due 2/01/2029                                                    1,017
                      AAA      NR*         500     DRIVERS, Series 260, 10.559% due 4/01/2017 (a)(e)                        693
                      A        A3          600   Golden State Tobacco Securitization Corporation, California,
                                                 Tobacco Settlement Revenue Bonds, Series 2003-A-1,
                                                 6.75% due 6/01/2039                                                        544
                      AAA      Aaa       1,000   Los Angeles, California, Harbor Department Revenue Bonds, RITR,
                                                 AMT, Series RI-7, 10.895% due 11/01/2026 (b)(e)                          1,295
                      NR*      Aaa       1,000   Los Angeles, California, Unified School District, GO, Refunding,
                                                 RIB, Series 631X, 10.156% due 7/01/2017 (b)(e)                           1,360
                      AAA      Aaa       1,000   Los Angeles, California, Unified School District, GO, Series A,
                                                 5% due 1/01/2028 (b)                                                     1,020
                      AAA      Aaa         145   Port Oakland, California, Revenue Bonds, AMT, Series K,
                                                 5.75% due 11/01/2021 (d)                                                   155
                      NR*      Aaa       1,000   Port Oakland, California, Trust Receipts, Revenue Bonds, AMT,
                                                 Class R, Series K, 10.038% due 11/01/2021 (d)(e)                         1,135
                      AAA      Aaa       1,000   Santa Barbara, California, Waterfront Revenue Refunding Bonds,
                                                 COP, 5.50% due 10/01/2022 (a)                                            1,087
-------------------------------------------------------------------------------------------------------------------------------
Colorado--1.4%        AA       Aa2       1,005   Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT,
                                                 Series D-2, 6.90% due 4/01/2029                                          1,096
-------------------------------------------------------------------------------------------------------------------------------
Connecticut--2.6%     AAA      Aaa       1,750   Bridgeport, Connecticut, GO, Refunding, Series A,
                                                 5.875% due 7/15/2010 (d)(i)                                              2,068
-------------------------------------------------------------------------------------------------------------------------------
Florida--4.4%         A1+      VMIG1+    1,400   Jacksonville, Florida, Electric Authority, Electric System Revenue
                                                 Bonds, VRDN, Sub-Series A, 1.20% due 10/01/2010 (c)                      1,400
                      A1+      VMIG1+    1,100   Lee County, Florida, Hospital Board of Directors, Hospital Revenue
                                                 Bonds (Memorial Health System), VRDN, Series A,
                                                 1.20% due 4/01/2025 (c)                                                  1,100
                      AAA      Aaa       1,000   Miami-Dade County, Florida, Aviation Revenue Refunding Bonds
                                                 (Miami International Airport), AMT, 5.375% due 10/01/2027 (d)            1,027
-------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO ABBREVIATIONS

To simplify the listings of MuniInsured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below and at right.

AMT     Alternative Minimum Tax (subject to)
COP     Certificates of Participation
DRIVERS Derivative Inverse Tax-Exempt Receipts
GO      General Obligation Bonds
HDA     Housing Development Authority
HFA     Housing Finance Agency
PCR     Pollution Control Revenue Bonds
RIB     Residual Interest Bonds
RITR    Residual Interest Trust Receipts
S/F     Single-Family
VRDN    Variable Rate Demand Notes

MuniInsured Fund, Inc.                                            March 31, 2003

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

                      S&P    Moody's     Face
State               Ratings  Ratings    Amount                               Issue                                       Value
-------------------------------------------------------------------------------------------------------------------------------
Georgia--2.2%         AAA      Aaa      $1,700   Cobb County, Georgia, Hospital Authority, Revenue Refunding and
                                                 Improvement Bonds, 5% due 4/01/2030 (a)                                $ 1,723
-------------------------------------------------------------------------------------------------------------------------------
Hawaii--1.5%          AAA      Aaa       1,100   Hawaii State Highway Revenue Bonds, 5.50% due 7/01/2020 (h)              1,181
-------------------------------------------------------------------------------------------------------------------------------
Illinois--7.0%        BBB      NR*       1,000   Illinois Development Finance Authority, Revenue Refunding Bonds
                                                 (Community Rehab Providers), Series A, 6.05% due 7/01/2019                 979
                      AAA      Aaa       3,000   Illinois Health Facilities Authority, Revenue Refunding Bonds
                                                 (Ingalls Health System Project), 6.25% due 5/15/2024 (b)                 3,191
                      AAA      Aaa       1,000   Regional Transportation Authority, Illinois, Revenue Bonds,
                                                 Series C, 7.75% due 6/01/2020 (d)                                        1,401
-------------------------------------------------------------------------------------------------------------------------------
Indiana--4.6%         AAA      Aaa       1,360   Hammond, Indiana, Multi-School Building Corporation, First
                                                 Mortgage Revenue Refunding Bonds, 6.125% due 7/15/2019 (b)               1,560
                      AAA      NR*       1,000   Indiana Bond Bank Revenue Bonds (State Revolving Fund
                                                 Program), Series A, 6.75% due 2/01/2017                                  1,110
                      AAA      Aaa       1,000   Indianapolis, Indiana, Local Public Improvement Bond Bank
                                                 Revenue Bonds (Waterworks Project), Series A,
                                                 5.125% due 7/01/2027 (b)                                                 1,027
-------------------------------------------------------------------------------------------------------------------------------
Kansas--3.3%          AAA      Aaa       2,500   Burlington, Kansas, PCR, Refunding (Kansas Gas and Electric
                                                 Company Project), 7% due 6/01/2031 (b)                                   2,621
-------------------------------------------------------------------------------------------------------------------------------
Louisiana--2.3%       AAA      Aaa       1,500   Louisiana Local Government, Environmental Facilities,
                                                 Community Development Authority Revenue Bonds (Capital
                                                 Projects and Equipment Acquisition), Series A,
                                                 6.30% due 7/01/2030 (a)                                                  1,815
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts--0.7%   AAA      Aaa         540   Massachusetts Education Loan Authority, Education Loan
                                                 Revenue Bonds, AMT, Issue E, Series A, 7.375% due 1/01/2012 (a)            563
-------------------------------------------------------------------------------------------------------------------------------
Minnesota--4.0%       NR*      Aaa       2,760   Saint Cloud, Minnesota, Health Care Revenue Refunding Bonds
                                                 (Saint Cloud Hospital Obligation Group), Series A,
                                                 6.25% due 5/01/2020 (h)                                                  3,184
-------------------------------------------------------------------------------------------------------------------------------
Mississippi--1.6%     A1       VMIG1+    1,300   Mississippi Business Finance Corporation, Mississippi, Solid Waste
                                                 Disposal Revenue Refunding Bonds (Mississippi Power Company
                                                 Project), VRDN, AMT, 1.25% due 5/01/2028 (c)                             1,300
-------------------------------------------------------------------------------------------------------------------------------
Missouri--0.9%        AAA      NR*         690   Missouri State Housing Development Commission, S/F Mortgage
                                                 Revenue Bonds (Homeowner Loan), AMT, Series C-1,
                                                 7.15% due 3/01/2032 (g)                                                    756
-------------------------------------------------------------------------------------------------------------------------------
Nevada--2.0%          AAA      Aaa       1,500   Reno, Nevada, Retrack Revenue Refunding Bonds (Reno
                                                 Transportation Project), Senior Lien, 5.50% due 6/01/2022 (a)            1,616
-------------------------------------------------------------------------------------------------------------------------------
New Jersey--3.1%      NR*      Aaa       1,175   Port Authority of New York and New Jersey, Special Obligation
                                                 Revenue Bonds (JFK International Air Terminal LLC), RIB, AMT,
                                                 Series 353, 11.043% due 12/01/2014 (b)(e)                                1,538
                      A        A3        1,000   Tobacco Settlement Financing Corporation of New Jersey Revenue
                                                 Bonds, 7% due 6/01/2041                                                    937
-------------------------------------------------------------------------------------------------------------------------------
New York--6.6%        AAA      Aaa       1,125   Metropolitan Transportation Authority, New York, Revenue
                                                 Refunding Bonds, Series A, 5% due 11/15/2030 (h)                         1,141
                      AAA      Aaa       1,500   New York City, New York, City Municipal Water Finance Authority,
                                                 Water and Sewer System Revenue Bonds, RITR, Series FR-6,
                                                 9.895% due 6/15/2026 (b)(e)                                              1,811
                      A        Aaa       1,000   New York City, New York, GO, RIB, Series 394,
                                                 10.292% due 8/01/2016 (b)(e)                                             1,282
                      AAA      Aaa       1,000   Triborough Bridge and Tunnel Authority, New York, Revenue
                                                 Refunding Bonds, 5% due 11/15/2032 (b)                                   1,014
-------------------------------------------------------------------------------------------------------------------------------

MuniInsured Fund, Inc.                                            March 31, 2003

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

                      S&P    Moody's     Face
State               Ratings  Ratings    Amount                               Issue                                       Value
-------------------------------------------------------------------------------------------------------------------------------
North Carolina--1.7%  BBB      Baa3     $1,300   North Carolina Eastern Municipal Power Agency, Power System
                                                 Revenue Refunding Bonds, Series C, 5.375% due 1/01/2017                $ 1,346
-------------------------------------------------------------------------------------------------------------------------------
Ohio--3.2%            A        A1        1,000   Cuyahoga County, Ohio, Revenue Refunding Bonds, Series A,
                                                 5.50% due 1/01/2029                                                        993
                      NR*      Aaa       1,500   Franklin County, Ohio, Hospital Improvement Revenue Bonds
                                                 (Children's Hospital Project), 5.50% due 5/01/2028 (a)                   1,596
-------------------------------------------------------------------------------------------------------------------------------
South Carolina--2.8%  NR*      Aaa       2,050   South Carolina Housing Finance and Development Authority,
                                                 Mortgage Revenue Refunding Bonds, AMT, Series A-2,
                                                 6.35% due 7/01/2019 (h)                                                  2,210
-------------------------------------------------------------------------------------------------------------------------------
Texas--7.1%           A+       Aa3       1,000   Austin, Texas, Convention Center Revenue Bonds (Convention
                                                 Enterprises Inc.), Trust Certificates, Second Tier, Series B,
                                                 5.75% due 1/01/2032                                                      1,045
                      AAA      Aaa       1,150   Brazos River Authority, Texas, Revenue Refunding Bonds (Houston
                                                 Light and Power), Series A, 6.70% due 3/01/2017 (a)                      1,178
                      AAA      NR*         750   Dallas-Fort Worth, Texas, International Airport Revenue Refunding
                                                 Bonds, DRIVERS, AMT, Series 336Z, 9.87% due 11/01/2026 (d)(e)              818
                      AAA      Aaa       1,000   Harris County, Texas, Toll Road Revenue Refunding Bonds, Senior
                                                 Lien, 5.375% due 8/15/2023 (h)                                           1,065
                      AAA      Aaa       1,000   Lower Colorado River Authority, Texas, Transmission Contract
                                                 Revenue Refunding Bonds (LCRA Transmission Service),
                                                 5% due 5/15/2031 (h)                                                     1,011
                      AAA      Aaa         500   Texas State Turnpike Authority, Central Texas Turnpike System
                                                 Revenue Bonds, First Tier, Series A, 5.50% due 8/15/2039 (a)               530
-------------------------------------------------------------------------------------------------------------------------------
Virginia--1.6%        AAA      Aaa       1,200   Virginia State, HDA, Commonwealth Mortgage Revenue Bonds,
                                                 Series J, Sub-Series J-1, 5.20% due 7/01/2019 (b)                        1,253
-------------------------------------------------------------------------------------------------------------------------------
Washington--14.6%     AAA      Aaa       2,000   Grant County, Washington, Electric Revenue Refunding
                                                 Bonds (Public Utility District Number 002), Series H,
                                                 5.375% due 1/01/2019 (h)                                                 2,152
                      AAA      Aaa       1,720   Seattle, Washington, Drain and Wastewater Utility Revenue Bonds,
                                                 5.75% due 11/01/2029 (b)                                                 1,884
                      AAA      Aaa       2,000   Seattle, Washington, Water System Revenue Bonds, Series B,
                                                 6% due 7/01/2029 (d)                                                     2,262
                      AAA      NR*         500   Tacoma, Washington, Electric System Revenue Refunding Bonds,
                                                 RIB, Series 512X, 10.06% due 1/01/2017 (e)(h)                              610
                      AAA      Aaa       2,275   Tacoma, Washington, Sewer Revenue Bonds, Series B,
                                                 6.375% due 12/01/2005 (d)(i)                                             2,565
                      AAA      Aaa       2,000   University of Washington, University Revenue Bonds (Student
                                                 Facilities Fee), 5.75% due 6/01/2025 (h)                                 2,164
-------------------------------------------------------------------------------------------------------------------------------
West Virginia--2.0%   AAA      Aaa       1,500   Harrison County, West Virginia, County Commission for Solid Waste
                                                 Disposal Revenue Bonds (Monongahela Power), AMT, Series C,
                                                 6.75% due 8/01/2024 (a)                                                  1,623
-------------------------------------------------------------------------------------------------------------------------------
Wisconsin--1.6%       AAA      Aaa       1,120   Wisconsin Public Power Inc., Power Supply System Revenue Bonds,
                                                 Series A, 6% due 7/01/2015 (b)                                           1,266
-------------------------------------------------------------------------------------------------------------------------------

MuniInsured Fund, Inc.                                            March 31, 2003

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

                      S&P    Moody's     Face
State               Ratings  Ratings    Amount                               Issue                                       Value
-------------------------------------------------------------------------------------------------------------------------------
Wyoming--1.3%         AAA      Aaa      $1,000   Wyoming Building Corporation Revenue Bonds,
                                                 5.50% due 10/01/2022 (a)                                               $ 1,075
-------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost--$75,179)--101.5%                                                                                80,933

Variation Margin on Financial Futures Contracts**--0.0%                                                                     (40)

Liabilities in Excess of Other Assets--(1.5%)                                                                            (1,177)
                                                                                                                        -------
Net Assets--100.0%                                                                                                      $79,716
                                                                                                                        =======
-------------------------------------------------------------------------------------------------------------------------------

(a)   AMBAC Insured.
(b)   MBIA Insured.
(c) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2003.
(d)   FGIC Insured.
(e) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2003.
(f)   FHA Insured.
(g)   FNMA/GNMA Collateralized.
(h)   FSA Insured.
(i)   Prerefunded.
(j) All or a portion of security held as collateral in connection with open financial futures contracts.
*     Not Rated.
**    Financial futures contracts sold as of March 31, 2003 were as follows:

      --------------------------------------------------------------------------
      Number of                               Expiration
      Contracts            Issue                 Date                      Value
      --------------------------------------------------------------------------
         75         U.S. Treasury Notes        June 2003                  $8,616
      --------------------------------------------------------------------------
      Total Financial Futures Contracts Sold
      (Total Contract Price--$8,723)                                      $8,616
                                                                          ======
      --------------------------------------------------------------------------

+     Highest short-term rating by Moody's Investors Service, Inc.

      See Notes to Financial Statements.

MuniInsured Fund, Inc.                                            March 31, 2003

FINANCIAL INFORMATION

Statement of Assets, Liabilities and Capital as of March 31, 2003
------------------------------------------------------------------------------------------------------------------------
Assets:              Investments, at value (identified cost--$75,179,336) .................                  $80,933,300
                     Cash .................................................................                      146,419
                     Receivables:
                       Securities sold ....................................................    $1,435,410
                       Interest ...........................................................     1,295,602      2,731,012
                                                                                               ----------
                     Prepaid expenses .....................................................                        1,329
                                                                                                             -----------
                     Total assets .........................................................                   83,812,060
                                                                                                             -----------
------------------------------------------------------------------------------------------------------------------------
Liabilities:         Payables:
                       Securities purchased ...............................................     3,963,530
                       Dividends to shareholders ..........................................        42,506
                       Variation margin ...................................................        39,844
                       Investment adviser .................................................        31,722      4,077,602
                                                                                               ----------
                     Accrued expenses .....................................................                       18,845
                                                                                                             -----------
                     Total liabilities ....................................................                    4,096,447
                                                                                                             -----------
------------------------------------------------------------------------------------------------------------------------
Net Assets:          Net assets ...........................................................                  $79,715,613
                                                                                                             ===========
------------------------------------------------------------------------------------------------------------------------
Capital:             Common Stock, par value $.10 per share; 150,000,000 shares authorized;
                     8,079,388 shares issued and outstanding ..............................                  $   807,939
                     Paid-in capital in excess of par .....................................                   74,515,274
                     Undistributed investment income--net .................................    $  416,674
                     Accumulated realized capital losses on investments--net ..............    (1,885,465)
                     Unrealized appreciation on investments--net ..........................     5,861,191
                                                                                               ----------
                     Total accumulated earnings--net ......................................                    4,392,400
                                                                                                             -----------
                     Total capital--Equivalent to $9.87 net asset value per share of
                     Common Stock (market price--$9.40) ...................................                  $79,715,613
                                                                                                             ===========
------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

MuniInsured Fund, Inc.                                            March 31, 2003

Statement of Operations for the Six Months Ended March 31, 2003
------------------------------------------------------------------------------------------------------
Investment Income:   Interest .............................................                $ 2,196,312
------------------------------------------------------------------------------------------------------
Expenses:            Investment advisory fees .............................    $197,982
                     Professional fees ....................................      28,022
                     Transfer agent fees ..................................      23,172
                     Accounting services ..................................      22,517
                     Directors' fees and expenses .........................      16,867
                     Printing and shareholder reports .....................      15,327
                     Pricing fees .........................................       5,204
                     Custodian fees .......................................       4,180
                     Listing fees .........................................       1,751
                     Other ................................................       8,440
                                                                               --------
                     Total expenses .......................................                    323,462
                                                                                           -----------
                     Investment income--net ...............................                  1,872,850
                                                                                           -----------
------------------------------------------------------------------------------------------------------
Realized &           Realized loss on investments--net ....................                    (61,393)
Unrealized Loss on   Change in unrealized appreciation on investments--net                  (1,543,347)
Investments--Net:                                                                          -----------
                     Total realized and unrealized loss on investments--net                 (1,604,740)
                                                                                           -----------
                     Net Increase in Net Assets Resulting from Operations .                $   268,110
                                                                                           ===========
------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Statements of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------
                                                                                            For the Six       For the
                                                                                            Months Ended     Year Ended
                                                                                              March 31,     September 30,
Increase (Decrease) in Net Assets:                                                              2003            2002
-------------------------------------------------------------------------------------------------------------------------
Operations:          Investment income--net ............................................    $  1,872,850     $  3,751,766
                     Realized loss on investments--net .................................         (61,393)        (314,176)
                     Change in unrealized appreciation/depreciation on investments--net       (1,543,347)       2,719,339
                                                                                            ------------     ------------
                     Net increase in net assets resulting from operations ..............         268,110        6,156,929
                                                                                            ------------     ------------
-------------------------------------------------------------------------------------------------------------------------
Dividends to         Investment income--net ............................................      (1,851,053)      (3,698,841)
Shareholders:                                                                               ------------     ------------
                     Net decrease in net assets resulting from dividends to shareholders      (1,851,053)      (3,698,841)
                                                                                            ------------     ------------
-------------------------------------------------------------------------------------------------------------------------
Net Assets:          Total increase (decrease) in net assets ...........................      (1,582,943)       2,458,088
                     Beginning of period ...............................................      81,298,556       78,840,468
                                                                                            ------------     ------------
                     End of period* ....................................................    $ 79,715,613     $ 81,298,556
                                                                                            ============     ============
-------------------------------------------------------------------------------------------------------------------------
                   * Undistributed investment income--net ..............................    $    416,674     $    394,877
                                                                                            ============     ============
-------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

MuniInsured Fund, Inc.                                            March 31, 2003

FINANCIAL INFORMATION (concluded)


Financial Highlights
---------------------------------------------------------------------------------------------------------------------------------
                                                                        For the
The following per share data and ratios have been derived              Six Months                 For the Year Ended
from information provided in the financial statements.                    Ended                      September 30,
                                                                        March 31,     -------------------------------------------
Increase (Decrease) in Net Asset Value:                                    2003         2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period ...........    $ 10.06      $  9.76     $  9.29     $  9.27     $ 10.30
Operating                                                                -------      -------     -------     -------     -------
Performance:         Investment income--net .........................        .23++        .46         .46         .46         .47
                     Realized and unrealized gain (loss) on
                     investments--net ...............................       (.19)         .30         .47         .04        (.84)
                                                                         -------      -------     -------     -------     -------
                     Total from investment operations ...............        .04          .76         .93         .50        (.37)
                                                                         -------      -------     -------     -------     -------
                     Less dividends and distributions:
                       Investment income--net .......................       (.23)        (.46)       (.46)       (.46)       (.47)
                       Realized gain on investments--net ............         --           --          --          --        (.15)
                       In excess of realized gain on investments--net         --           --          --        (.02)       (.04)
                                                                         -------      -------     -------     -------     -------
                     Total dividends and distributions ..............       (.23)        (.46)       (.46)       (.48)       (.66)
                                                                         -------      -------     -------     -------     -------
                     Net asset value, end of period .................    $  9.87      $ 10.06     $  9.76     $  9.29     $  9.27
                                                                         =======      =======     =======     =======     =======
                     Market price per share, end of period ..........    $  9.40      $  9.64     $  8.92     $  8.19     $  8.00
                                                                         =======      =======     =======     =======     =======
---------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on market price per share ................       (.10%)+     13.52%      14.84%       8.79%     (12.58%)
Return:**                                                                =======      =======     =======     =======     =======
                     Based on net asset value per share .............        .52%+       8.27%      10.74%       6.53%      (3.49%)
                                                                         =======      =======     =======     =======     =======
---------------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses .......................................        .82%*        .82%        .83%        .79%        .78%
Net Assets:                                                              =======      =======     =======     =======     =======
                     Expenses, net of reimbursement .................        .82%*        .82%        .83%        .79%        .78%
                                                                         =======      =======     =======     =======     =======
                     Investment income--net .........................       4.73%*       4.78%       4.84%       5.06%       4.74%
                                                                         =======      =======     =======     =======     =======
---------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands) .......    $79,716      $81,299     $78,840     $75,025     $74,884
Data:                                                                    =======      =======     =======     =======     =======
                     Portfolio turnover .............................      33.42%       50.88%      66.75%      71.12%      71.48%
                                                                         =======      =======     =======     =======     =======
---------------------------------------------------------------------------------------------------------------------------------

*     Annualized.
** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
+     Aggregate total investment return.
++    Based on average shares outstanding.

      See Notes to Financial Statements.

MuniInsured Fund, Inc.                                            March 31, 2003

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

MuniInsured Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund determines and makes available for publication the net asset value of its Common Stock on a weekly basis. The Fund's Common Stock is listed on the American Stock Exchange under the symbol MIF. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Municipal bonds are traded primarily in the over-the-counter markets and are valued at the most recent bid price or yield equivalent as obtained by the Fund's pricing service from dealers that make markets in such securities. Financial futures contracts and related options, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by a pricing service retained by the Fund, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Directors.

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or for the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Fund is authorized to write covered call options and purchase put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward interest rate swaps -- The Fund is authorized to enter into forward interest rate swaps for the purpose of hedging the interest rate risk on portfolio securities. In a forward interest rate swap, the Fund

MuniInsured Fund, Inc.                                            March 31, 2003

NOTES TO FINANCIAL STATEMENTS (concluded)

and the counterparty agree to pay or receive interest on a specified notional contract amount, commencing on a specified future effective date, unless terminated earlier. The value of the agreement is determined by quoted fair values received daily by the Fund from the counterparty. When the agreement is closed, the Fund records a realized gain or loss in an amount equal to the value of the agreement.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

(e) Dividends and distributions -- Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of .50% of the Fund's average weekly net assets.

For the six months ended March 31, 2003, FAM earned fees of $950 for certain accounting services.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2003 were $25,924,138 and $25,852,363, respectively.

Net realized gains (losses) for the six months ended March 31, 2003 and net unrealized gains as of March 31, 2003, were as follows:

--------------------------------------------------------------------------------
                                                   Realized           Unrealized
                                                Gains (Losses)           Gains
--------------------------------------------------------------------------------
Long-term investments .......................     $  602,362          $5,753,964
Financial futures contracts .................       (663,755)            107,227
                                                  ----------          ----------
Total .......................................     $  (61,393)         $5,861,191
                                                  ==========          ==========
--------------------------------------------------------------------------------

As of March 31, 2003, net unrealized appreciation for Federal income tax purposes aggregated $5,753,964, of which $5,851,993 related to appreciated securities and $98,029 related to depreciated securities. The aggregate cost of investments at March 31, 2003 for Federal income tax purposes was $75,179,336.

4. Common Stock Transactions:

At March 31, 2003, the Fund had one class of shares of Common Stock, par value $.10 per share, of which 150,000,000 shares were authorized. Shares issued and outstanding during the six months ended March 31, 2003 and for the year ended September 30, 2002 remained constant.

5. Capital Loss Carryforward:

On September 30, 2002, the Fund had a net capital loss carryforward of $1,176,219, of which $853,405 expires in 2008; $303,133 expires in 2009; and
$19,681 expires in 2010. This amount will be available to offset like amounts of any future taxable gains.

6. Subsequent Event:

The Fund paid a tax-exempt income dividend to holders of Common Stock in the amount of $.038815 per share on April 29, 2003 to shareholders of record on April 16, 2003.

MuniInsured Fund, Inc.                                            March 31, 2003

QUALITY PROFILE

The quality ratings of securities in the Fund as of March 31, 2003 were as follows:

--------------------------------------------------------------------------------
                                                                      Percent of
S&P Rating/Moody's Rating                                      Total Investments
--------------------------------------------------------------------------------
AAA/Aaa ...............................................                    82.9%
Aa/Aa .................................................                     2.6
A/A ...................................................                     6.9
BBB/Baa ...............................................                     2.9
Other+ ................................................                     4.7
--------------------------------------------------------------------------------

+     Temporary investments in short-term municipal securities.

ABOUT INVERSE FLOATERS

As a part of its investment strategy, the Fund may invest in certain securities whose potential income return is inversely related to changes in a floating interest rate ("inverse floaters"). In general, income on inverse floaters will decrease when short-term rates increase and increase when short-term rates decrease. Investments in inverse floaters may be characterized as derivative securities and may subject the Fund to the risks of reduced or eliminated interest payments and losses of invested principal. In addition, inverse floaters have the effect of providing investment leverage and, as a result, the market value of such securities will generally be more volatile than that of fixed rate, tax-exempt securities. To the extent the Fund invests in inverse securities, the market value of the Fund's portfolio and the net asset value of the Fund's shares may also be more volatile than if the Fund did not invest in these securities.

MuniInsured Fund, Inc.                                            March 31, 2003

MANAGED DIVIDEND POLICY

The Fund's dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more consistent yield to the current trading price of shares of Common Stock of the Fund, the Fund may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Fund for any particular month may be more or less than the amount of net investment income earned by the Fund during such month. The Fund's current accumulated but undistributed net investment income, if any, is disclosed in the Statement of Assets, Liabilities and Capital, which comprises part of the Financial Information included in this report.

MuniInsured Fund, Inc.                                            March 31, 2003

OFFICERS AND DIRECTORS

Terry K. Glenn, President and Director
James H. Bodurtha, Director
Joe Grills, Director
Herbert I. London, Director
Andre F. Perold, Director
Roberta Cooper Ramo, Director
Robert S. Salomon, Jr., Director
Stephen B. Swensrud, Director
Kenneth A. Jacob, Senior Vice President
John M. Loffredo, Senior Vice President
William R. Bock, Vice President
Donald C. Burke, Vice President and Treasurer
Brian D. Stewart, Secretary

--------------------------------------------------------------------------------
Melvin R. Seiden, Director of MuniInsured Fund, Inc., has recently retired. The Fund's Board of Directors wishes Mr. Seiden well in his retirement.
--------------------------------------------------------------------------------

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

EquiServe Trust Company, I.A.
P.O. Box 43011
Providence, RI 02940-3011
800-426-5523

Amex Symbol

MIF

[LOGO] Merrill Lynch Investment Managers
                                                              [GRAPHICS OMITTED]

MuniInsured Fund, Inc. seeks to provide shareholders with as high a level of current income exempt from Federal income taxes as is consistent with its investment policies and prudent investment management by investing primarily in a portfolio of long-term, investment-grade municipal obligations, the interest on which is exempt from Federal income taxes in the opinion of bond counsel to the issuer.

This report, including the financial information herein, is transmitted to shareholders of MuniInsured Fund, Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

MuniInsured Fund, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLED LOGO] Printed on post-consumer recycled paper             #10662--3/03

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 - Disclose annually only (not answered until December 15, 2003)

      (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

      (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

      (e)(2) Disclose the percentage of services described in each of paragraphs
             (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

      (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

      (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

      (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees.

         (Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A (not answered until July 1, 2003)

Item 8 -- Reserved

Item 9(a) - Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph. N/A (not answered until July 15, 2003 and only annually for funds)

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act.
        Attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniInsured Fund, Inc.


By: /s/ Terry K. Glenn
    -------------------------------
    Terry K. Glenn,
    President of
    MuniInsured Fund, Inc.

Date: May 21, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    -------------------------------
    Terry K. Glenn,
    President of
    MuniInsured Fund, Inc.

Date: May 21, 2003


By: /s/ Donald C. Burke
    -------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    MuniInsured Fund, Inc.

Date: May 21, 2003

Attached hereto as an exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.